Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands		Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income	Accumulated deficit	Total
Balance at Dec. 31, 2024	[1]		$ 170,670	$ 1,127	$ (166,361)	$ 5,436
Balance (in Shares) at Dec. 31, 2024	[1]	994,394
Operating loss					(4,876)	(4,876)
Issuance of ordinary shares and warrants, net of issuance costs	[1]		2,548			2,548
Issuance of ordinary shares and warrants, net of issuance costs (in Shares)	[1]	250,000
Issuance of ordinary shares due to ATM, net of issuance costs	[1]		825			825
Issuance of ordinary shares due to ATM, net of issuance costs (in Shares)	[1]	68,075
Share-based payments	[1]		251			251
Share-based payments (in Shares)	[1]	10,000
Balance at Jun. 30, 2025	[1]		174,294	1,127	(171,237)	4,184
Balance (in Shares) at Jun. 30, 2025	[1]	1,322,469
Balance at Dec. 31, 2025			180,654	1,127	(176,189)	5,592
Balance (in Shares) at Dec. 31, 2025		2,618,425
Operating loss					(4,601)	(4,601)
Issuance of ordinary shares, net of issuance costs			3,772			3,772
Issuance of ordinary shares, net of issuance costs (in Shares)		1,666,668
Share-based payments			92			92
Balance at Jun. 30, 2026			$ 184,518	$ 1,127	$ (180,790)	$ 4,855
Balance (in Shares) at Jun. 30, 2026		4,285,093

[1]	Retroactively adjusted to give effect to the reverse share split, see also note 6.